Investments - Mortgage Loans (Details) (Commercial Real Estate [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Movement in Mortgage Loans on Real Estate [Roll Forward]
New mortgage loans	$ 260.4	$ 103.3
Mortgage loans fully repaid	70.4	129.3
Mortgage loans foreclosed	0	20.0
Mortgage Loans on Real Estate	1,648.5
Scheduled Mortgage Loan Principal Repayments [Abstract]
2012	41.7
2013	269.5
2014	102.8
2015	148.8
2016	248.2
Thereafter	844.0
Category 1 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	95.6
Category 2 to 4 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	1,426.1
Category 5 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	97.1
Categories 6 and 7 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	$ 29.7